Related party transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Salaries and other short term employment benefits		$ 2,289	$ 3,304
Share-based payments	[1]	496	1,581
Total compensation		$ 2,785	$ 4,885

[1]	calculated at fair value on day of the grant